Nature of the Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 22, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 GBP (£)
Subsidiary, Sale of Stock [Line Items]
Retained Earnings (Accumulated Deficit)		$ 11,544,000	$ 14,542,000	$ 12,436,000	$ 14,542,000	$ 11,544,000	$ 11,299,000	$ 10,770,000
Net Income (Loss) Attributable to Parent		$ (2,625,000)	$ 2,106,000	$ 1,672,000	$ 3,778,000	$ 780,000	535,000	4,887,000
Net Cash Provided by (Used in) Operating Activities							7,725,000	2,266,000
[custom:ProceedsFromMergerAndRelatedPipeFinancingNetOfTransactionCosts]							8,493,000
Cash, Uninsured Amount							323,000		£ 254,000
Deposit Assets							108,000		£ 85,000
Demand Deposit Accounts							10,000,000
[custom:DepositInsuranceLimit-0]							250,000
Cash Equivalents, at Carrying Value							4,200,000
Cash and Cash Equivalents, at Carrying Value							$ 4,228,000
[custom:DescriptionForEmergingGrowthCompany]							(i) the last day of the combined entity’s first fiscal year following the fifth anniversary of the completion of MURF’s initial public offering (the “MURF IPO”), (ii) the last day of the fiscal year in which the combined entity has total annual gross revenue of at least $1.235 billion, (iii) the last day of the fiscal year in which the combined entity is deemed to be a large accelerated filer, which means the market value of the combined entity’s common stock that is held by non-affiliates exceeds $700.0 million as of the prior December 31st or (iv) the date on which the combined entity has issued more than $1.0 billion in non-convertible debt securities during the prior three year period
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 20,000,000.0
[custom:ProceedsFromMergerAndRelatedPipeFinancingNetOfTransactionCosts]	8,500,000
Proceeds from Contributed Capital	$ 5,000,000.0